Significant Accounting Policies (Narrative) (Detail) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) Mcfe	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Mcfe Contract $ / shares	Dec. 31, 2017 USD ($) Mcfe	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Accrued unbilled revenue	$ 626		$ 626	$ 661
Percentage of fuel currently subject to deferred fuel accounting			84.00%
Federal statutory income tax rate			21.00%	35.00%	35.00%
Recognized interest income			$ 11	$ 11
Income tax payable	11		11
Margin deposit assets	$ 95		95	92
Capitalized interest costs and AFUDC			134	236	$ 159
Impairment of assets and other charges			$ 403	$ 15	4
Estimated proved developed or proved gas and oil reserves rate per unit | Mcfe	1.89		1.89	2.11
Operating revenue					7,348
Purchased gas			$ 645	$ 701	$ 459
Unrealized gains reclassified from AOCI to retained earnings	$ 1,100		1,100
Unrealized gains reclassified from AOCI to retained earnings after-tax			734
Net unrealized gains on equity securities previously classified as cost method investments	36		36
Net unrealized gains on equity securities previously classified as cost method investments, after tax	22		22
Net unrealized gains in other income			190
Net unrealized gains in other income, after tax			$ 142
Gain per share from unrealized loss on securities | $ / shares			$ 0.22
Tax reform, reclassification of tax benefit from AOCI to retained earnings			$ 289
Accounting Standards Update 2014-09 [Member] | Cumulative Effect Of Changes In Accounting Principle [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle to retained earnings and membership interests	3		3
Accounting Standards Update 2017-05 [Member] | Cumulative Effect Of Changes In Accounting Principle [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle to retained earnings and membership interests	127		127
Current Regulatory Liabilities [Member]
Significant Accounting Policies [Line Items]
Net unrealized gains on equity securities previously classified as cost method investments	33		33
Retained Earnings
Significant Accounting Policies [Line Items]
Net unrealized gains on equity securities previously classified as cost method investments	3		3
Affiliated Entity
Significant Accounting Policies [Line Items]
Income tax payable	2		2
Maximum
Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset	500		$ 500
Maximum | Nonutility Gas Gathering and Processing
Significant Accounting Policies [Line Items]
Estimated useful lives			50 years
Minimum
Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset	450		$ 450
Minimum | Nonutility Gas Gathering and Processing
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Change in Depreciation Rates from New Depreciation Study
Significant Accounting Policies [Line Items]
Increase (decrease) in EPS | $ / shares			$ 0.07
Change in Estimated Useful Life [Member] | Merchant generation assets
Significant Accounting Policies [Line Items]
Increase (decrease) in depreciation expense			$ (30)	26
Increase (decrease) in depreciation expense, after tax			(23)	16
Performing Processing And Fractionation Services [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Operating revenue			107	0
Other energy-related purchases			107	0
Transportation And Storage Arrangements [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Operating revenue				111
Purchased gas				111
Virginia Electric and Power Company
Significant Accounting Policies [Line Items]
Accrued unbilled revenue	392		$ 392	$ 400
Federal statutory income tax rate			21.00%	35.00%	35.00%
Recognized interest income			$ 11	$ 11
Noncurrent income taxes receivable				1
Margin deposit assets	1		1	23
Capitalized interest costs			56	37	$ 21
AFUDC related to projects			4	22	$ 31
Unrealized gains reclassified from AOCI to retained earnings	119		119
Unrealized gains reclassified from AOCI to retained earnings after-tax			73
Net unrealized gains on equity securities previously classified as cost method investments	36		36
Net unrealized gains on equity securities previously classified as cost method investments, after tax	22		22
Net unrealized gains in other income			24
Net unrealized gains in other income, after tax			18
Tax reform, reclassification of tax benefit from AOCI to retained earnings			3
Virginia Electric and Power Company | Scenario, Forecast
Significant Accounting Policies [Line Items]
Impairment of assets and other charges		$ 190
Asset Impairment Charges After Tax		$ 141
Virginia Electric and Power Company | Current Regulatory Liabilities [Member]
Significant Accounting Policies [Line Items]
Net unrealized gains on equity securities previously classified as cost method investments	33		33
Virginia Electric and Power Company | Retained Earnings
Significant Accounting Policies [Line Items]
Net unrealized gains on equity securities previously classified as cost method investments	3		3
Virginia Electric and Power Company | Affiliated Entity
Significant Accounting Policies [Line Items]
Income tax payable	36		36	16
Virginia Electric and Power Company | Change in Depreciation Rates from New Depreciation Study
Significant Accounting Policies [Line Items]
Increase (decrease) in depreciation expense			(60)	40
Increase (decrease) in depreciation expense, after tax			(44)	25
Virginia Electric and Power Company | Federal
Significant Accounting Policies [Line Items]
Noncurrent income taxes receivable				1
Virginia Electric and Power Company | Federal | Affiliated Entity
Significant Accounting Policies [Line Items]
Income tax payable	34		34	16
Virginia Electric and Power Company | State | Affiliated Entity
Significant Accounting Policies [Line Items]
Income tax payable	2		2
Virginia Electric and Power Company | State | Maximum
Significant Accounting Policies [Line Items]
Noncurrent income taxes receivable				1
Dominion Energy Gas Holdings, LLC
Significant Accounting Policies [Line Items]
Accrued unbilled revenue	101		$ 101	$ 85
Federal statutory income tax rate			21.00%	35.00%	35.00%
Capitalized interest costs			$ 25	$ 34	$ 13
Impairment of assets and other charges	219		163	15
Inventory under LIFO method	12		12	9
Amount exceeded on LIFO basis	87		87	79
Purchased gas			(10)	109	$ 92
Tax reform, reclassification of tax benefit from AOCI to retained earnings			26
Dominion Energy Gas Holdings, LLC | Affiliated Entity
Significant Accounting Policies [Line Items]
Income tax payable	271		$ 271	52
Dominion Energy Gas Holdings, LLC | Nonutility Gas Gathering and Processing
Significant Accounting Policies [Line Items]
Estimated useful lives			40 years
Dominion Energy Gas Holdings, LLC | Maximum
Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset	70		$ 70
Dominion Energy Gas Holdings, LLC | Minimum
Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset	60		60
Dominion Energy Gas Holdings, LLC | Performing Processing And Fractionation Services [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Other energy-related purchases				0
Dominion Energy Gas Holdings, LLC | Transportation And Storage Arrangements [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Operating revenue				71
Purchased gas				71
Dominion Energy Gas Holdings, LLC | Federal
Significant Accounting Policies [Line Items]
Income tax payable	277		277
Dominion Energy Gas Holdings, LLC | Federal | Affiliated Entity
Significant Accounting Policies [Line Items]
Income tax payable	6		6	46
Dominion Energy Gas Holdings, LLC | State
Significant Accounting Policies [Line Items]
Noncurrent income taxes receivable	15		$ 15	14
Dominion Energy Gas Holdings, LLC | State | Affiliated Entity
Significant Accounting Policies [Line Items]
Income tax payable				$ 6
DETI | Accounting Standards Update 2014-09 [Member] | Cumulative Effect Of Changes In Accounting Principle [Member]
Significant Accounting Policies [Line Items]
Number of existing contracts | Contract			3
Virginia Power [Member] | Maximum
Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset	250		$ 250
Virginia Power [Member] | Minimum
Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset	200		$ 200
SCANA | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives			78 years
Capital lease obligation non - current	35		$ 35
SCANA | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives			5 years
Capital lease obligation non - current	$ 30		$ 30
Merchant Solar Projects | Terra Nova Renewable Partners
Significant Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%		50.00%
Merchant Solar Projects | Terra Nova Renewable Partners
Significant Accounting Policies [Line Items]
Percentage of equity interest sold to noncontrolling interest owners	33.00%		33.00%
Merchant Solar Projects | Terra Nova Renewable Partners | Call Option
Significant Accounting Policies [Line Items]
Percentage ownership in total units	67.00%		67.00%